SCHEDULE OF DUE FROM RELATED PARTY TRANSACTIONS (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Shenzhen Media [Member]
Related Party Transaction [Line Items]
Amount due from related party	[1]	$ 263,117	$ 252,079
Liwei Sun [Member]
Related Party Transaction [Line Items]
Amount due from related party	[2]	37,733	36,150
Phase Two Limited [Member]
Related Party Transaction [Line Items]
Amount due from related party	[3]	17,151
Shenzhen Xingjing [Member]
Related Party Transaction [Line Items]
Amount due from related party	[4]		196,437
Shengjie Huang [Member]
Related Party Transaction [Line Items]
Amount due from related party	[5]		411,511
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related party		$ 318,001	$ 896,177

[1]	The balance represented the accounts receivable for providing esports service to related parties.
[2]	The balance represented interest-free loan to related parties, which were due on demand.
[3]	Phase Two Limited was established on December 4, 2025; The balance represents the advance payment we made on behalf of the related party for the company’s registration expenses.
[4]	Beginning in 2025, Shenzhen Xingjing has become a subsidiary of the Group through consolidation and is no longer considered a related party.
[5]	Shengjie Huang is no longer considered related parties due to disposal of Young Will.